Deferred tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred tax
40 Deferred tax

	2019	2018
Deferred tax assets	193	125
Deferred tax liabilities	1,227	529
Total net deferred tax liability / (asset)	1,035	404

Deferred tax assets comprise temporary differences on:	2019	2018
Real Estate	(520)	-
Financial assets	76	(7)
Insurance and investment contracts	440	-
Deferred expenses, VOBA and other intangible assets	(112)	(125)
Defined benefit plans	7	12
Tax losses and credits carried forward	183	167
Other	119	79
At December 31	193	125

Deferred tax liabilities comprise temporary differences on:	2019	2018
Real estate	124	520
Financial assets	1,549	807
Insurance and investment contracts	(1,031)	(1,433)
Deferred expenses, VOBA and other intangible assets	1,663	1,788
Defined benefit plans	(249)	(257)
Tax losses and credits carried forward	(551)	(147)
Other	(279)	(748)
At December 31	1,227	529

The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total
At January 1, 2019	519	814	(1,434)	1,914	(269)	(314)	(837)	394
Charged to income statement	125	25	(20)	(176)	108	63	(11)	114
Charged to OCI	(8)	628	-	-	(90)	-	(9)	520
Net exchange differences	1	9	(17)	37	(5)	(9)	(17)	(2)
Disposal of a business	-	-	-	-	-	-	2	2
Transfer to/from other headings	-	-	-	-	-	(473)	473	-
Other	7	(3)	-	-	-	-	3	7
At December 31, 2019	644	1,473	(1,471)	1,775	(256)	(734)	(398)	1,035

At January 1, 2018	554	1,737	(1,787)	1,892	(295)	(296)	(863)	942
Acquisitions / Additions	-	-	-	9	-	-	-	9
Charged to income statement	(31)	(451)	401	(63)	23	(1)	143	22
Charged to OCI	(7)	(514)	2	-	17	(2)	12	(494)
Net exchange differences	4	46	(51)	82	(14)	(4)	(38)	25
Transfer to/from other headings	-	(3)	-	(6)	-	-	9	-
Other	-	-	-	-	-	(11)	(90)	(101)
At December 31, 2018	519	814	(1,434)	1,914	(269)	(314)	(827)	404
The position as per January 1, 2019 has been adjusted due to the initial application of IFRS 16. Reference is made to note 2.1.1 for details.
In 2019, the increase of deferred tax liability primarily related to an increase of unrealized profits in respect of financial assets mainly driven by a decrease in interest rates.
In 2018, the movement in other of EUR 90 million is caused by the redemption of the non-cumulative
subordinated note. Refer to note 31 “Other equity instruments”.
Transfer to/from other headings in 2019 includes the transfer between the columns “other” and “tax losses and credits carried forward”, in relation to credits carried forward for an amount of EUR 473 million.
Deferred corporate income tax assets are recognized for tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 1,379 million; tax EUR 236 million related to tax losses carried forward (2018: gross EUR 1,317 million; tax EUR 225 million) and an amount of tax EUR 391 million related to tax credits carried forward (2018; tax EUR 473 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits as well as foreign income from existing business in excess of the profits arising from the reversal of existing taxable temporary differences. For comparative purposes the figures relating to the gross amount and tax amount for 2018 have been adjusted since several entities with deferred tax assets dependent on future taxable profits reported profits and were therefore not required to be included.
For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets
	2019	2018	2019	2018
< 5 years	79	65	20	15
≥ 5 – 10 years	18	21	4	5
≥ 10 – 15 years	27	20	51	36
≥ 15 – 20 years	1	-	-	-
Indefinitely	488	385	107	86
At December 31	613	490	182	142
1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 406 million; tax EUR 99 million (2018: gross EUR 162 million; tax EUR 29 million) the realization of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.
Aegon did not recognize deferred corporate income tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount of gross EUR 32 million; tax EUR 6 million (2018: gross EUR 40 million; tax EUR 8 million).
Deferred corporate income tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the unremitted earnings of certain subsidiaries. The unremitted earnings totaled gross EUR 1,774 million; tax EUR 383 million (2018: gross EUR 1,770 million; tax EUR 361 million).
All deferred corporate income taxes are
non-current
by nature.